INVESTMENT SECURITIES - Investment assets in debt securities at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 252,273	$ 323,954
Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	573,134
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	825,407	323,954
Securities issued by the Colombian Government | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	70,197	$ 323,954
Securities issued by the Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	573,134
Securities issued by other financial entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 182,076